Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) cadPerBbl cadPerMcf	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	1.00%
Oil price | cadPerBbl	2.50
Gas price | cadPerMcf	0.25
Impairment (loss) reversal	$ (833,700)	$ 245,200
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	606,290	1,322,193
Impairment (loss) reversal	184,000	81,000
Change in discount rate of 1%	26,500	39,500
Change in oil price of $2.50/bbl	53,000	78,000
Change in gas price of $0.25/mcf	3,500	4,000
Eagle Ford Non-op CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	1,429,658
Impairment (loss) reversal	649,662
Change in discount rate of 1%	71,300
Change in oil price of $2.50/bbl	107,600
Change in gas price of $0.25/mcf	$ 25,700
Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount		119,031
Impairment (loss) reversal		23,707
Change in discount rate of 1%		0
Change in oil price of $2.50/bbl		0
Change in gas price of $0.25/mcf		0
Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount		676,939
Impairment (loss) reversal		140,534
Change in discount rate of 1%		0
Change in oil price of $2.50/bbl		0
Change in gas price of $0.25/mcf		0
Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount		449,250
Impairment (loss) reversal		0
Change in discount rate of 1%		11,500
Change in oil price of $2.50/bbl		53,000
Change in gas price of $0.25/mcf		0
Eagle Ford Non-op CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount		2,102,646
Impairment (loss) reversal		0
Change in discount rate of 1%		95,800
Change in oil price of $2.50/bbl		131,100
Change in gas price of $0.25/mcf		$ 28,500